Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Acquisition of Aldema [text block]

in thousands of euro	Fair value at acquisition date
Assets
PP&E	306
Inventory	17
Trade receivables	22
345
Liabilities
Financial debts	(295)
Trade payables	(34)
Other liabilities	(117)
(446)
Total identified assets and liabilities	(101)
Goodwill	177
Acquisition price paid in cash	76
Cash flow from business combination
Cash & cash equivalents acquired	—
Acquisition price	(76)
Total cash flow	(76)

Acquisition of Cenat [text block]
in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Technology	3	1,671	1,674
PP&E	34	−	34
Inventory	39	−	39
Trade receivables	2	−	2
Other current assets	32	−	32
Cash	4	−	4
	114	1,671	1,785
Liabilities
Financial debts	(8)	−	(8)
Deferred tax liabilities	−	(568)	(568)
Trade payables	(22)	−	(22)
Other liabilities	(39)	−	(39)
	(69)	(568)	(637)
Total identified assets and liabilities	45	1,103	1,148
Goodwill	−	−	1,709
Acquisition price	−	−	2,857
Cash flow from business combination
Cash & cash equivalents acquired	−	−	4
Consideration paid in cash	−	−	(1,547)
Total cash flow	−	−	(1,543)

Acquisition of ACTech [text block]
in 000€	Carrying value at acquisition date	Provisional fair value adjust- ments	Provisional fair value at acquisi- tion date
Assets
Technology	−	515	515
Customer relations	−	17,305	17,305
Other intangible assets	6,330	(5,333)	997
Property, plant & equipment	19,986	−	19,986
Deferred tax assets	503	−	503
Other non-current financial assets	56	−	56
Inventory	2,788	−	2,788
Trade receivables	5,176	−	5,176
Cash & cash equivalents	2,245	−	2,245
Other assets	542	−	542
Total Assets	37,626	12,487	50,113
Liabilities
Deferred tax liabilities	(47)	(5,970)	(6,017)
Deferred income	(1,298)	−	(1,298)
Loans & borrowings	(11,308)	−	(11,308)
Trade payables	(777)	−	(777)
Tax payables	(3,664)	(323)	(3,987)
Other liabilities	(9,063)	−	(9,063)
Total Liabilities	(26,157)	(6,293)	(32,450)
Total identified assets and liabilities	11,469	6,194	17,663
Goodwill	−	−	9,707
Acquisition price paid in cash	−	−	27,370

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	−	−	(2,245)
Indemnification assets	77	−	(2,048)
Acquisition price	−	−	29,418
Total cash flow	−	−	27,173